Retirement Investment Account®

Equitable Financial Life Insurance Company

Issued through:

Separate Account No. 66

Separate Account No. 3

Separate Account No. 4

Separate Account No. 10

Summary Prospectus for Existing Investors

May 1, 2025

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and the Statement of Additional Information (“SAI”) for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH146682. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Retirement Income Account (“RIA”)® is an investment program that allows employer plan assets to accumulate on a tax-deferred basis. This Summary Prospectus only describes RIA. The contracts provide for the accumulation of retirement savings and for income. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix: “Investment Options Available Under the Contract” in this Summary Prospectus.

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Important information you should consider about the contract

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw account value from the RIA, other than in the form of a benefit distribution payment, within 9 years following the date on which the employer plan began its participation in RIA, you will be assessed a contingent withdrawal charge (“CWC”) of up to 6% of the amount withdrawn. For example, if you make a withdrawal in the first year, you could pay a CWC of up to $6,000 on a $100,000 withdrawal.

For additional information about CWCs see “Contingent withdrawal charge” in “Charges and expenses” in the Prospectus.

Are There Transaction Charges?

Yes. In addition to CWCs, you may also be charged for other transactions (if you elect an annuity payout option).

For additional information about transaction charges see “Annuity administrative charge” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?	Yes. The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract*	0.25%	1.25%
Pooled Separate Account expenses**, (1)	0.20%	0.84%
Portfolio Company fees and expenses**, (1)	0.55%	1.39%
Optional benefits available for an additional charge (for a single optional benefit, if elected)(2)	1.00%	1.00%

* Expressed as an annual percentage of account value.

**  Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2024.

(2)  As a percentage of amount withdrawn as loan principal at the time the loan is made. Your employer plan may also charge interest on the loan amount at a rate they set.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add contingent withdrawal charges that substantially increase costs.

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Lowest Annual Cost $790	Highest Annual Cost $2,364

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of Base Contract, Pooled Separate Account, and Portfolio fees and expenses

•   No loans taken

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract, (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Investment options” and “Portfolios of the Trust” in “RIA Investment Options” and Appendix: “Investment Options Available Under the Contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling 1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

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RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. The availability of investment options will vary by employer, and you should refer to your plan documents for a list of the investment options available to you. You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about the investment options see “Investment options” in “RIA Investment Options” in the Prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “RIA Investment Options” in the Prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. Loans generally must be taken from the guaranteed interest option. The minimum loan amount is $1000 and the maximum loan amount is 90% of the balances attributable to the plan participant. We charge a 1% fee at the time a loan is made, and the employer plan may charge interest on the loan, at a rate they set. If a participant fails to repay a loan when due the amount of the unpaid balance may be treated as a withdrawal and as such, be subject to taxes, additional penalty taxes, and a CWC of up to 6% of the unpaid balance if this occurs within 9 years of the date on which the employer began it’s participation in the RIA. See “Participant Loans” in “Benefits Available Under the Contract” in the Prospectus.

Optional Participant Recordkeeping Services. This service must be selected by the employer. If it is selected by the employer than the participants must be enrolled and pay the annual fee. Employers who did not elect the option may no longer do so.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some financial professionals may receive compensation for selling the contract, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Contingent withdrawal charge” in “Charges and expenses” in the Prospectus.

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Appendix: Investment Options Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH146682. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. The availability of Portfolios will vary by employer, and you should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. The table does show the contract’s Platform Charge, but the Platform Charge is not reflected in the current expenses or average annual total returns of the portfolios. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Equity	1290 VT Small Cap Value — Equitable Investment Management Group, LLC (“EIMG”); BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.20%	^	20.75%	11.77%	9.53%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.73%	0.40%	1.28%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.33%	13.90%	12.45%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.46%	0.05%	0.64%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.82%	4.85%	4.93%
Equity	EQ/International Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		1.50%	3.62%	3.94%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		15.45%	11.92%	10.23%
Equity	EQ/Large Cap Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.89%		23.62%	13.12%	11.71%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.85%		1.79%	-0.23%	0.72%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		7.24%	7.00%	6.66%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%

^	This Portfolio’s annual expenses reflect temporary fee reductions.

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†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Fixed investment options

The following is a list of fixed investment options currently available under the Contract. We may change the features of the fixed investment option listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment option” in “RIA Investment options” in the prospectus for a description of the Fixed investment option features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteedinterest option	1/1/2025 – 12/31/2026	4.00%

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Retirement Investment Account®

Issued by

Equitable Financial Life Insurance Company

This Summary Prospectus describes the important features of the contract and provides information about Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”).

We have filed with the Securities and Exchange Commission a Prospectus and Statement of Additional Information (“SAI”) that include additional information about the Retirement Investment Account®, the Company, AllianceBernstein Balanced, AllianceBernstein Common Stock, and AllianceBernstein Mid Cap Growth Funds (the “Pooled Separate Accounts”), and Separate Account No. 66. The Prospectus and SAI, each dated May 1, 2025, are incorporated by reference into this Summary Prospectus. The Prospectus and SAI are available free of charge. To request a copy of either document, to ask about your contract, or to make other investor inquiries, please call 1-877-522-5035. The Prospectus and SAI are also available at our website, www.equitable.com/ICSR#EQH146682.

Class/Contract Identifier: C000050403, C000050406, C000050395, and C000050399

Members Retirement Program

Equitable Financial Life Insurance Company

Issued through:

Separate Account No. 66

Separate Account No. 3

Separate Account No. 4

Separate Account No. 10

Summary Prospectus for Existing Investors

May 1, 2025

This summary prospectus (the “Summary Prospectus”) summarizes key features of the contract. The statutory prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) for the contract contain more information about the contract’s features, benefits, and risks. The Prospectus and SAI are incorporated by reference into this updating Summary Prospectus. You can find the current Prospectus, SAI and other information about the contract online at www.equitable.com/ICSR#EQH147066. You can also obtain this information at no cost by calling 1-877-522-5035, by sending an email request to EquitableFunds@dfinsolutions.com, or by calling your financial intermediary.

The Members Retirement Program (“MRP”) is an investment program that allows employer plan assets to accumulate on a tax deferred basis. This Summary Prospectus only describes MRP. The contracts provide for the accumulation of retirement savings and for income. They also offer a number of payout options.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Updated Information About Your Contract

The information in this Summary Prospectus is a summary of certain contract features that have changed since the Prospectus dated May 1, 2024. This may not reflect all the changes that have occurred since you purchased your contract.

INVESTMENT OPTIONS

There have been changes to the Appendix: “Investment Options Available Under the Contract” in this Summary Prospectus.

Investment Options Added: American Funds® IS 2010 Target Date Fund; American Funds® IS 2015 Target Date Fund; American Funds® IS 2020 Target Date Fund; American Funds® IS 2025 Target Date Fund; American Funds® IS 2030 Target Date Fund; American Funds® IS 2035 Target Date Fund; American Funds® IS 2040 Target Date Fund; American Funds® IS 2045 Target Date Fund; American Funds® IS 2050 Target Date Fund; American Funds® IS 2055 Target Date Fund; American Funds® IS 2060 Target Date Fund; American Funds® IS 2065 Target Date Fund; American Funds® IS 2070 Target Date Fund.

Investment Option Substitutions: Shares of the Replacement Portfolios listed in the table below have been substituted for shares of the corresponding Removed Portfolios.

Removed Portfolio		Replacement Portfolio
1290 Retirement 2020	will be substituted for:	American Funds® IS 2020 Target Date Fund
1290 Retirement 2025	will be substituted for:	American Funds® IS 2025 Target Date Fund
1290 Retirement 2030	will be substituted for:	American Funds® IS 2030 Target Date Fund
1290 Retirement 2035	will be substituted for:	American Funds® IS 2035 Target Date Fund
1290 Retirement 2040	will be substituted for:	American Funds® IS 2040 Target Date Fund
1290 Retirement 2045	will be substituted for:	American Funds® IS 2045 Target Date Fund
1290 Retirement 2050	will be substituted for:	American Funds® IS 2050 Target Date Fund
1290 Retirement 2055	will be substituted for:	American Funds® IS 2055 Target Date Fund

Important information you should consider about the contract

FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?	No. There are no charges for early withdrawals under the contract. For additional information see “Charges and Expenses” in the Prospectus.
Are There Transaction Charges?

Yes. You may be charged for other transactions (if your employer does not pay your enrollment fee).

For additional information about transaction fees see “Enrollment fee” in “Charges and expenses” in the Prospectus.

Are There Ongoing Fees and Expenses?	Yes. The following tables describe the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base contract fee*	0.41%	0.86%

Pooled Separate Account expenses**, (1)	0.42%	0.84%

Portfolio fees and expenses**, (1),	0.13%	2.85%

Record maintenance and report fee(2)	$15.00	$15.00

*    Expressed as an annual percentage of account value. The base contract expense includes a program expense charge (0.40% to 0.85%) and fund related other expenses (0.01%). These expenses vary by investment Fund, and will fluctuate from year to year. The Base Contract fee is deducted monthly and applied on a decremental scale, declining to 0.41% on the account value over $500,000.

**   Expressed as an annual percentage of average daily net assets.

(1)  These fees will fluctuate from year to year. These expenses are based on the expenses incurred during the fiscal year ended December 31, 2024.

(2)  We deduct this fee on a quarterly basis at the rate of $3.75 per participant.

Because the contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract.

Lowest Annual Cost $528	Highest Annual Cost $3,045

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Least expensive Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No optional benefits

•   No sales charges

•   No additional contributions, transfers or withdrawals

Assumes:

•   Investment of $100,000

•   5% annual appreciation

•   Most expensive combination of optional benefits and Base Contract, Pooled Separate Account and Portfolio fees and expenses

•   No sales charges

•   No additional contributions, transfers or withdrawals

For additional information about ongoing fees and expenses see “Fee table” in the Prospectus.

RISKS
Is There a Risk of Loss from Poor Performance?

Yes. The contract is subject to the risk of loss. You could lose some or all of your account value depending on the investment options you choose.

For additional information about the risk of loss see “Principal risks of investing in the contract” in the Prospectus.

Is this a Short-Term Investment?

No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties.

For additional information about the investment profile of the contract see “Fee table” in the Prospectus.

What Are the Risks Associated with the Investment Options?

An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., the Pooled Separate Accounts and the Portfolios). Each investment option, including the fixed investment options, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Portfolios of the trusts” in “MRP Investment options” and Appendix: “Investment Options Available Under the Contract” in the Prospectus.

What Are the Risks Related to the Insurance Company?

An investment in the contract is subject to the risks related to the Company. Equitable Financial Life Insurance Company is solely responsible to the contract owner and participants for the contract’s account value. The general obligations under the contract, including the fixed investment options, are supported by our general account and are subject to our claims paying ability. An owner and participant should look solely to our financial strength for our claims-paying ability. More information about Equitable Financial Life Insurance Company, including our financial strength ratings, may be obtained upon request by calling 1-800-789-7771.

For additional information about insurance company risks see “About the general account” in “More information” in the Prospectus.

RESTRICTIONS
Are There Restrictions on the Investment Options?

Yes. You should refer to your plan documents for a list of the investment options available to you. You may transfer accumulated amounts among the investment options under your contract at any time and in any amount, subject to certain transfer limitations described in the Prospectus. We reserve the right to remove or substitute Portfolios and Pooled Separate Accounts as investment options.

For additional information about the investment options see “MRP Investment options” in the Prospectus.

Transfers from the guaranteed interest option may be subject to limitations. From time to time, we may remove certain restrictions that apply to transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose those transfer restrictions.

Contributions and transfers into and out of the guaranteed interest option are limited.

For additional information about the guaranteed interest option see “Guaranteed interest option” in “MRP Investment Options” in the Prospectus.

Are There Any Restrictions on Contract Benefits?

Yes. Participant Loans. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA. The minimum loan amount and maximum loan amount is determined by your employer plan. The maximum amount of a loan is also limited by federal tax rules. Any interest charged on participant loans is determined by the employer plan.

See “Participant Loans” in “Benefits Available Under the Contract” in the Prospectus.

TAXES
What Are the Contract’s Tax Implications?

You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For additional information about tax implications see “Tax information” in the Prospectus.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?

Some employees may receive incentive compensation for performing marketing and service functions under the contract.

For additional information about compensation see “Distribution of the contracts” in “More information” in the Prospectus.

Should I Exchange My Contract?

Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, as well as any fees or penalties to terminate your existing contract, that it is preferable to purchase the new contract rather than continue to own your existing contract.

For additional information about the charges you might incur in connection with an exchange see “Charges and expenses” in the Prospectus.

Appendix: Investment Options Available Under the Contract

The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH147066. You can also request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. You should refer to your plan documents for a list of available Portfolios.

The current expenses and performance information below reflects fee and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Equity	1290 Avantis® U.S. Large Cap Growth — Equitable Investment Management, LLC (“EIM”); American Century Investment Management, Inc.	0.50%		30.13%	10.17%	—
Equity	1290 VT Equity Income — EIM; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%	^	9.67%	7.56%	7.34%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIM; GAMCO Asset Management, Inc.	1.32%	^	9.02%	4.29%	4.09%
Equity	1290 VT GAMCO Small Company Value — EIM; GAMCO Asset Management, Inc.	1.05%		11.59%	10.58%	8.80%
Equity	1290 VT Socially Responsible — EIM; BlackRock Investment Management, LLC	0.90%		21.70%	13.57%	12.09%
Equity	EQ/AB Small Cap Growth — EIM; AllianceBernstein L.P.	0.92%		13.93%	8.07%	8.81%
Asset Allocation	EQ/Aggressive Allocation† — EIM	1.16%		13.73%	8.26%	7.95%
Asset Allocation	EQ/All Asset Growth Allocation — EIM	1.25%	^	11.16%	6.22%	6.15%
Equity	EQ/Capital Group Research — EIM; Capital International, Inc.	0.95%	^	29.87%	14.44%	13.15%
Equity	EQ/ClearBridge Large Cap Growth ESG — Equitable Investment Management Group, LLC (“EIMG”); ClearBridge Investments, LLC	1.00%	^	26.79%	14.86%	12.93%
Asset Allocation	EQ/Conservative Allocation† — EIMG	1.00%	^	4.61%	1.71%	2.35%
Asset Allocation	EQ/Conservative-Plus Allocation† — EIMG	0.85%	^	7.02%	3.55%	3.96%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%	^	-0.72%	0.40%	1.28%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%	^	24.32%	13.89%	12.44%
Equity	EQ/Global Equity Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.10%	^	12.62%	7.42%	7.38%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.62%	^	2.47%	0.07%	0.65%
Equity	EQ/International Core Managed Volatility† — EIMG; BlackRock Investment Management, LLC	1.06%		3.22%	4.33%	4.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%	^	4.82%	4.85%	4.93%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		14.16%	9.12%	9.14%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%	^	33.78%	13.30%	13.62%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.71%		32.34%	18.10%	15.91%
Equity	EQ/Large Cap Growth Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.87%		30.11%	15.56%	14.26%
Equity	EQ/Large Cap Value Managed Volatility† — EIMG; AllianceBernstein L.P.	0.87%		14.14%	8.70%	8.01%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%	^	8.76%	5.92%	7.57%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.64%	^	13.21%	9.62%	8.96%
Equity	EQ/Mid Cap Value Managed Volatility† — EIMG; BlackRock Investment Management, LLC	0.96%		11.66%	7.62%	7.29%
Asset Allocation	EQ/Moderate Allocation† — EIMG	1.08%		7.92%	4.33%	4.66%

TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2024)
				1 year	5 year	10 year
Asset Allocation	EQ/Moderate-Plus Allocation† — EIMG	1.12%		10.75%	6.38%	6.36%
Cash/Cash Equivalent	EQ/Money Market* — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.68%		4.65%	2.10%	1.36%
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.57%	^	-0.29%	-0.01%	1.68%
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.81%	^	5.89%	2.27%	1.85%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.63%		11.19%	7.48%	7.65%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10%	^	7.25%	5.15%	5.25%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.93%	^	1.94%	-0.42%	1.03%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.23%	^	26.13%	16.97%	17.40%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%	^	4.77%	3.00%	3.95%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%	^	8.65%	5.40%	5.88%
Asset Allocation	Target 2035 Allocation — EIMG	1.04%		11.49%	7.13%	7.16%
Asset Allocation	Target 2045 Allocation — EIMG	1.03%		12.95%	8.06%	7.93%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%	^	14.31%	8.94%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” for more information regarding volatility management.

*

The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Unaffiliated Portfolio Companies:

		Current Expenses		Average Annual Total Returns (as of 12/31/2024)
TYPE	Portfolio Company — Investment Adviser; Sub-Adviser(s), as applicable			1 year	5 year	10 year
Asset Allocation	American Funds® IS 2010 Target Date Fund — Capital Research and Management Company	0.34%		8.10%	—	—
Asset Allocation	American Funds® IS 2015 Target Date Fund — Capital Research and Management Company	0.35%		8.48%	—	—
Asset Allocation	American Funds® IS 2020 Target Date Fund — Capital Research and Management Company	0.35%		8.96%	—	—
Asset Allocation	American Funds® IS 2025 Target Date Fund — Capital Research and Management Company	0.36%		9.13%	—	—
Asset Allocation	American Funds® IS 2030 Target Date Fund — Capital Research and Management Company	0.38%	^	10.87%	6.83%	—
Asset Allocation	American Funds® IS 2035 Target Date Fund — Capital Research and Management Company	0.39%	^	12.60%	8.11%	—
Asset Allocation	American Funds® IS 2040 Target Date Fund — Capital Research and Management Company	0.41%	^	15.04%	—	—
Asset Allocation	American Funds® IS 2045 Target Date Fund — Capital Research and Management Company	0.42%	^	15.87%	—	—
Asset Allocation	American Funds® IS 2050 Target Date Fund — Capital Research and Management Company	0.42%	^	15.80%	—	—
Asset Allocation	American Funds® IS 2055 Target Date Fund — Capital Research and Management Company	0.43%	^	15.90%	—	—
Asset Allocation	American Funds® IS 2060 Target Date Fund — Capital Research and Management Company	0.43%	^	15.62%	—	—
Asset Allocation	American Funds® IS 2065 Target Date Fund — Capital Research and Management Company	0.43%	^	15.92%	—	—
Asset Allocation	American Funds® IS 2070 Target Date Fund — Capital Research and Management Company	0.43%	^	—	—	—
Fixed Income	Vanguard® VIF Total Bond Market Index Portfolio — The Vanguard Group, Inc.	0.14%		1.24%	-0.39%	1.25%
Equity	Vanguard® VIF Total Stock Market Index Portfolio — The Vanguard Group, Inc.	0.13%		23.71%	13.67%	12.37%
^	This Portfolio’s annual expenses reflect temporary fee reductions.

Fixed investment options

The following is a list of fixed investment options currently available under the Contract. We may change the features of the fixed investment options listed below, offer new Fixed investment options, and terminate existing Fixed investment options. We will provide you with written notice before doing so.

See “Fixed investment options” in “MRP Investment options” in the prospectus for a description of the Fixed investment options’ features.

Name	Term	Minimum Guaranteed Interest Rate
Guaranteed interest option	N/A	1.00%
Money Market Guarantee Account*	N/A	1.00%
*	Closed to new contributions and loan repayments as of January 1, 2009

Members Retirement Program

Issued by

Equitable Financial Life Insurance Company

This Summary Prospectus describes the important features of the contract and provides information about Equitable Financial Life Insurance Company (the “Company”, “we”, “our” and “us”).

We have filed with the Securities and Exchange Commission (“SEC”) a Prospectus and Statement of Additional Information (“SAI”) that includes additional information about the Members Retirement Program, the Company, AllianceBernstein Balanced, AllianceBernstein Growth Equity, and AllianceBernstein Mid Cap Growth Funds (the “Pooled Separate Accounts”), and Separate Account No. 66. The Prospectus and SAI, each dated May 1, 2025, are incorporated by reference into this Summary Prospectus. The SAI is available free of charge. To request a copy of the SAI, to ask about your contract, or to make other investor inquiries, please call 1-877-522-5035. The SAI is also available at our website, www.equitable.com/ICSR#EQH147066.

Class/Contract Identifier: CC000050404, C000050407, C000050396 and C000050400